BEA Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.          Gregg M. Diliberto
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Suzanne E. Moran
DIRECTOR                        INVESTMENT OFFICER
Lawrence J. Fox                 Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
James S. Pasman, Jr.            Michael A. Pignataro
DIRECTOR                        SECRETARY
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT
OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
--------------------------------------------------------
ADMINISTRATOR
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109
--------------------------------------------------------
CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
BankBoston, N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001
--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND
REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $1,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan is included at the back of this report.

--------------------------------------------------------------------------------

                     BEA Strategic Global Income Fund, Inc.

--------------------------------------------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 1999

BEA STRATEGIC GLOBAL INCOME FUND, INC.

----------
Dear Shareholders:                                                April 27, 1999

We are writing to report on the activities of the BEA Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended March 31, 1999 and to discuss our investment strategy.

    At March 31, 1999, the Fund's net asset value ("NAV") was $9.19, compared to an NAV of $9.29 at December 31, 1998. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.27 per share) for the period was 2.1%.

    At March 31, 1999, $51.9 million was invested in high yield debt securities; $3.0 million in investment-grade debt securities; $15.2 million in emerging-market debt securities; and the balance of $6.6 million in equity securities. Of the debt securities, the largest concentration (54.4%) was invested in B-rated issues.

THE MARKET: MORE COMFORTABLE WITH RISK

    The revival in prices of "spread product"--debt securities whose market valuation is driven by the difference, known as the "spread," between their yields and those of U.S. Treasury debt--that began in the fourth quarter of 1998, continued into the first quarter of 1999. Investor sentiment became much calmer, as the fear of risk that had hurt most spread product categories in mid-1998 subsided.

    Several factors combined to create an environment in which riskier fixed income sectors like high yield and emerging market debt returned to favor:

- The U.S. economy proved stronger than many people expected. This, in turn, reduced the likelihood of further cuts in U.S. interest rates after the Federal Reserve eased by 75 basis points in the fourth quarter, which meant that Treasuries would probably not rally. Spread product thus did not have to compete with Treasuries for investor attention as much as it did earlier in 1998.

- Brazil devalued its currency in mid-January in a move that many considered one of the last potential pieces of truly bad news that could come from the emerging world. With the devaluation out of the way, a more aggressive approach from Brazilian policy makers and little "contagion"-type effect on other emerging markets, a significant source of anxiety for financial markets worldwide declined. Not surprisingly, so much good news from Brazil was especially favorable for emerging debt markets.

- Liquidity was ample, fueled by a remarkable 70+ interest-rate reductions globally since the beginning of the fourth quarter and the completion of the fairly orderly sale of huge fixed income positions by battered hedge funds.

- There were indications that Japan was beginning to act in an increasingly market-friendly way to stimulate its depressed economy. While the economy itself remained mired in recession, investor perception about Japan became notably more positive.

    The generalized improvement in spread product was disproportionately beneficial for high yield as well as emerging market debt:

- As represented by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), high yield returned 1.5% and was the top-performing sector in the U.S. fixed income universe.

- Emerging debt, in the form of the J.P. Morgan Emerging Markets Bond Index Plus, returned 5.1%.

- Both performances were substantially better than that of the Lehman Brothers Aggregate Bond Index, a standard proxy for U.S. investment-grade instruments, which declined 0.5%.

    In addition to the overall environment, market-specific factors contributed to high yield's strength. Increasing investor appetite was reflected in higher cash flows into high yield mutual funds, as well as heavy demand for collateralized bond obligations backed by high yield instruments. New issuance of $30.1 billion was nearly 40% lower than the $49.7 billion level recorded in the first quarter of 1998, which helped to tighten the market's supply/demand profile.

PERFORMANCE: EFFECTIVE SECTOR ALLOCATION

    Our confidence in the long-term viability of our strategy paid off in the quarter, as the Fund performed strongly due to effective sector allocation on several different levels:

    INTERNATIONAL. With nearly one-quarter of the portfolio invested in emerging markets, the Fund was a natural beneficiary of the quarter's strength in the emerging sector. Our emerging allocation focused on countries with strong or improving fundamentals, such as Mexico, South Korea and the Philippines, and we raised exposure to nations like Venezuela that should benefit as commodity prices stabilize.

    INDUSTRIES. Among industries, our three largest exposures remained in telecommunications and cable/media. The Fund's performance benefited in two ways: not only did both industries perform much better than the overall high yield market (as represented by SSBHYMI), but we significantly overweighted them (relative to SSBHYMI) as well.

    We also underweighted health care and energy, which were two of the quarter's three worst-performing sectors in the entire high yield market.

    ZEROS VS. CASH-PAY. Through our substantial overweighting in telecommunications, the portfolio was more highly exposed than the high yield market to deferred-interest instruments such as zero-coupon bonds. Zeros outperformed traditional cash-pay instruments during the quarter by nearly a five-to-one margin.

    CREDIT RATINGS. On the credit spectrum, the Fund's single biggest high yield concentration was in B-rated securities, which outperformed SSBHYMI.

OUTLOOK: OPTIMISTIC ON HIGH YIELD AND EMERGING MARKETS

    HIGH YIELD. Our near-term outlook for the high yield market is optimistic. We expect sentiment and price appreciation to be supported by the ongoing strength of the economy; minimal inflation; the likelihood that interest rates will stay at current levels; and signs of improvement in economically sensitive industries. Yield spreads relative to comparable-maturity U.S. Treasury bonds--which have steadily fallen since peaking in mid-1998--should continue to narrow, which should push bond prices higher.

    We see two main areas for potential concern at the moment. The first of these is the market's persistently high level of volatility. The other is the rising vulnerability of the U.S. equity market (to which activity in high yield is closely correlated), whose share valuations are becoming increasingly stretched. Although we do not expect the Federal Reserve to raise interest rates, furthermore, we would not be surprised if Fed Chairman Alan Greenspan made comments designed to dampen buying activity in U.S. financial markets. If he did so, bond prices would likely fall to some degree.

    The essential strategy with which we have managed the Fund for some time remains intact. We are keeping the portfolio most heavily weighted in telecommunications and cable/ media, whose positive industry and company fundamentals are unchanged. Although we continue to avoid meaningful positions in economically sensitive industries, in which fundamentals have been lackluster for some time, we may selectively increase exposure if prospects keep improving.

    INTERNATIONAL. We view the prospects for emerging debt markets as positive both on a near- and long-term basis. In the near term, activity should benefit from a combination of effective monetary policy management in Brazil, firming oil prices and improving investor sentiment about conditions both in emerging and developed markets. In the long term, yields compare favorably with those of other asset classes on a risk-adjusted basis.

    We must also caution, though, that emerging debt markets are vulnerable to potentially adverse developments (E.G., slower U.S. or global economic growth, Chinese currency devaluation) that may cause periods of turbulence.

    Our emerging strategy continues to favor stronger sovereign credits--which should best weather periodic phases of market volatility--and those with high exposure to commodity prices, notably oil. In addition to Mexico, which is a member of both groups, examples of stronger credits include Panama, Peru, South Korea and the Philippines, while attractive commodity-related credits are Venezuela and Colombia.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD*

FROM CREDIT SUISSE ASSET MANAGEMENT:

    I. Effective January 12, 1999, the Fund's investment adviser, BEA Associates, changed its name to Credit Suisse Asset Management ("CSAM"). In making the announcement, the firm said that it expected the new name to enhance its recognition as a global asset manager. CSAM is the investment division of Credit Suisse Group, one of the world's largest financial organizations, with $600 billion in assets under management.

    II. Effective May 11, 1999, the BEA Strategic Global Income Fund, Inc. announced that following approval by shareholders at their Annual Shareholders' Meeting held on May 10, 1999, the fund has changed its name to Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist is also President and Chief Investment Officer of BEA Strategic Global Income Fund, Inc.

    * William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, joined CSAM in 1972. Mr. Priest is Director and Chairman of the Board of BEA Strategic Global Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Indonesia Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS

---------
MARCH 31, 1999

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
--------------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (78.4%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (67.9%)
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.7%)
         Cambridge Industries, Inc.
          Sr. Sub. Notes
          10.25%, 7/15/07                     B3           $         250       $    209,375
         Delco Remy International, Inc.
          Gtd. Sr. Sub. Notes
          10.625%, 8/1/06                     B2                     250            265,938
      (2) MCII Holdings Corp.
          Secured Notes
          12.00%, 11/15/02                   N/R                     400            352,000
         Oxford Automotive, Inc.
          Gtd. Sr. Sub. Notes
          10.125%, 6/15/07                  Caa1                     250            260,000
      (1)  10.125%, 6/15/07                 Caa1                     250            258,750
                                                                               ------------
               GROUP TOTAL                                                        1,346,063
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (6.5%)
      (2) Acme Television, L.L.C./ ACME
          Financial Corp.
          Gtd. Sr. Discount Notes
          0.00%, 9/30/04                      B3                     500            426,250
   (2)(3) Australis Holdings Pty. Ltd.
          Yankee Sr. Secured Discount
          Notes
          0.00%, 11/1/02                     N/R                     650              6,500
   (2)(3) Australis Media Ltd.
          Yankee Units
          15.75%, 5/15/03                      C                     229              1,144
          15.75%, 5/15/03                      C                     500              2,500
         Capstar Broadcasting Partners,
          Inc.:
          Sr. Sub. Notes
          9.25%, 7/1/07                       B2                     200            210,000
      (2)  Sr. Discount Notes
          0.00%, 2/1/09                      N/R                     500            422,500
      (1) Chancellor Media Corp.
          Sr. Notes
          8.00%, 11/1/08                     Ba2                     200            208,250
         Digital Television Services,
          Inc./DTS Capital, Inc.
          Series B, Gtd. Sr. Sub. Notes
          12.50%, 8/1/07                      B3                     250            277,500
      (2) EchoStar Communications Corp.
          Gtd. Sr. Discount Notes
          0.00%, 6/1/04                       B2                     400            414,000
      (1) Granite Broadcasting, Inc.
          Sr. Sub. Notes
          8.875%, 5/15/08                     B3                     250            251,250
         Pegasus Media &
          Communications, Inc.
          Series B, Notes
          12.50%, 7/1/05                      B2                     250            275,000

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
         Sinclair Broadcast Group,
          Inc.:
          Sr. Sub. Notes
          10.00%, 9/30/05                     B2           $         300       $    318,000
          Sr. Sub. Notes
          8.75%, 12/15/07                     B2                     250            255,000
      (2) Spanish Broadcasting System,
          Inc.
          Sr. Notes
          7.50%, 6/15/02                      B3                     250            280,937
      (2) United International Holdings,
          Inc.
          Series B, Sr. Discount Notes
          0.00%, 2/15/08                      B3                     500            340,000
         Univision Network Holding,
          L.P.
          Sub. Notes
          Zero Coupon, 12/17/02              N/R                     573            690,555
         Young Broadcasting, Inc.:
          Series B, Gtd. Sr. Sub. Notes
          9.00%, 1/15/06                      B2                     200            205,000
          8.75%, 6/15/07                      B2                     450            463,500
                                                                               ------------
               GROUP TOTAL                                                        5,047,886
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.7%)
      (1) General Binding Corp.
          Gtd. Sr. Sub. Notes
          9.375%, 6/1/08                      B2                     250            254,375
      (1) Iron Mountain, Inc.
          Sr. Notes
          8.75%, 9/30/09                      B3                     250            257,500
                                                                               ------------
               GROUP TOTAL                                                          511,875
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (7.3%)
         Adelphia Communications Corp.
          Series B, Sr. Notes
          8.375%, 2/1/08                      B3                     200            204,250
         Avalon Cable Holdings, Inc.
          Units
          Zero Coupon, 12/1/08              Caa1                     500            320,625
         CSC Holdings, Inc.
          Sr. Sub. Notes
          9.875%, 2/15/13                     B1                     250            276,562
         Century Communications Corp.
          Sr. Notes
          8.75%, 10/1/07                     Ba3                     250            260,625
      (1) Charter Communications
          Holdings:
      (2)  Sr. Discount Notes
          0.00%, 4/1/11                       B2                     300            193,500
          Sr. Notes
          8.625%, 4/1/09                      B2                     200            205,250
         Comcast Corp.
          Sr. Sub. Notes
          9.125%, 10/15/06                   Ba3                     250            269,657

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
      (2) Comcast UK Cable Partners,
          Ltd.
          Yankee Sr. Debentures
          0.00%, 11/15/07                     B2           $         500       $    436,875
   (1)(2) DIVA Systems Corp.
          Units
          0.00%, 3/1/08                      N/R                     810            247,050
      (2) Diamond Cable Communications
          plc
          Yankee Discount Notes
          0.00%, 12/15/05                   Caa1                     300            261,000
   (1)(2) Falcon Holdings Group,
          L.P./Falcon Funding Corp.
          Sr. Discount Debentures
          0.00%, 4/15/10                      B2                     500            348,125
         Helicon Group, L.P.
          Series B, Sr. Secured Notes
          11.00%, 11/1/03                     B1                     200            209,000
         InterMedia Capital Partners
          IV, L.P./ InterMedia Partners
          Capital Corp.
          Sr. Notes
          11.25%, 8/1/06                      B2                     250            284,375
         International CableTelevision
          Sr. Notes
          11.50%, 2/1/06                      B3                     500            435,000
         James Cable Partners, L.P.
          Series B, Sr. Notes
          10.75%, 8/15/04                    N/R                     100            107,000
      (1) Lenfest Communications, Inc.
          Sr. Sub. Notes
          10.50%, 6/15/06                     B2                     350            411,250
         NTL, Inc.:
          Series B, Sr. Notes
          10.00%, 2/15/07                     B3                     250            265,000
   (1)(2)  0.00%, 10/1/08                     B3                     250            170,625
         OpTel, Inc.
          Series B, Sr. Notes
          13.00%, 2/15/05                     B3                     250            245,000
         Rifkin Acquisitions Partners,
          L.P.
          Sr. Sub. Notes
          11.125%, 1/15/06                    B3                     250            280,312
      (2) Telewest Communications plc
          Yankee Sr. Sub. Discount
          Debentures
          0.00%, 10/1/07                      B1                     250            220,000
                                                                               ------------
               GROUP TOTAL                                                        5,651,081
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.0%)
         Huntsman Polymers Corp.
          Sr. Notes
          11.75%, 12/1/04                     B1                     400            435,500
         NL Industries, Inc.
          Sr. Secured Notes
          11.75%, 10/15/03                    B1                     150            160,687
                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
         Texas Petrochemical Corp.
          Series B, Sr. Sub. Notes
          11.125%, 7/1/06                    N/R           $         200       $    197,500
                                                                               ------------
               GROUP TOTAL                                                          793,687
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.1%)
         American Architectural
          Products Corp.
          Gtd. Sr. Notes
          11.75%, 12/01/07                  Caa1                     250            199,375
         Brand Scaffold Services
          Sr. Notes
          10.25%, 2/15/08                     B3                     150            147,562
         Collins & Aikman Floor
          Coverings, Inc.
          Gtd. Sr. Sub. Notes
          10.00%, 1/15/07                     B3                     250            265,625
         Presley Companies
          Sr. Notes
          12.50%, 7/1/01                    Caa3                     250            211,250
                                                                               ------------
               GROUP TOTAL                                                          823,812
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.5%)
      (2) Coinstar, Inc.
          Sr. Discount Notes
          0.00%, 10/1/06                    Caa1                     350            311,062
         Holmes Products Corp.
          Gtd. Sr. Sub. Notes
          9.875%, 11/15/07                    B3                     200            192,750
         Jordan Industries, Inc.
          Series B, Sr. Notes
          10.375%, 8/1/07                     B3                     225            223,875
         Playtex Products, Inc.
          Series B, Gtd. Sr. Notes
          8.875%, 7/15/04                     B1                     200            207,000
         Revlon Consumer Products Corp.
          Series B, Sr. Sub. Notes
          8.625%, 2/1/08                      B3                     250            232,500
         Signature Brands USA, Inc.
          Sr. Sub. Notes
          13.00%, 8/15/02                     B3                     500            543,342
   (3)(4) Town & Country Corp.
          Sr. Sub. Notes
          13.00%, 5/31/98                    N/R                     616                  0
      (2) United Rentals, Inc.
          Sr. Sub. Notes
          8.783%, 1/15/09                     B1                     250            254,375
                                                                               ------------
               GROUP TOTAL                                                        1,964,904
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.4%)
         Details, Inc.
          Series B, Sr. Sub Notes
          10.00%, 11/15/05                    B3                     250            244,063
         Unisys Corp.
          Sr. Notes
          11.75% 10/15/04                     B1                     100            113,250

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
      (1) Verio, Inc.
          Units
          13.50%, 6/15/04                     B3           $         400       $    464,000
         Viasystems, Inc.
          Sr. Sub. Notes
          9.75%, 6/1/07                       B3                     250            235,312
                                                                               ------------
               GROUP TOTAL                                                        1,056,625
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (3.3%)
         Belden & Blake Energy Co.
          Series B, Gtd. Sr. Sub. Notes
          9.875%, 6/15/07                     B3                     200            116,000
         Bellwether Exploration Co.
          Gtd. Sr. Sub. Notes
          10.875%, 4/1/07                     B3                     250            254,062
      (1) Canadian Forest Oil, Ltd.
          Sr. Sub. Notes
          8.75%, 9/15/07                      B2                     250            240,625
         Cliffs Drilling Co.
          Series D, Gtd. Sr. Notes
          10.25%, 5/15/03                     B1                     250            240,000
         Continental Resources, Inc.
          Gtd. Sr. Notes
          10.25%, 8/1/08                      B3                     150            114,750
         Dual Drilling Co.
          Gtd. Sr. Sub. Notes
          9.875%, 1/15/04                   Baa3                     250            262,890
         Energy Corp. of America
          Series A, Sr. Sub. Notes
          9.50%, 5/15/07                      B2                     250            232,812
         H.S. Resources, Inc.
          Gtd. Sr. Sub. Notes
          9.25%, 11/15/06                     B2                     250            245,000
         Key Energy Service
          Units
          14.00%, 1/15/09                    N/R                     250            232,500
         Korea Electric Power Co.
          Debentures
          7.00%, 2/1/27                     Baa3                     215            195,371
          6.75%, 8/1/27                     Baa3                     160            146,515
      (1) Southwest Royalties, Inc.
          Series B, Gtd. Sr. Notes
          10.50%, 10/15/04                    B3                     250            110,000
         TransAmerican Energy Corp.
          Sr. Secured Notes
          11.50%, 6/15/02                     B3                     200             50,000
         Wiser Oil Co.
          Gtd. Sr. Sub. Notes
          9.50%, 5/15/07                      B2                     250            160,000
                                                                               ------------
               GROUP TOTAL                                                        2,600,525
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (3.2%)
         American Skiing Co.
          Series B, Sr. Sub. Notes
          12.00%, 7/15/06                     B3                     200            180,500
                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
      (1) Bally Total Fitness Holding
          Corp.
          Sr. Sub. Notes
          9.875%, 10/15/07                    B3           $         150       $    148,500
         Booth Creek Ski Holdings, Inc.
          Series B, Sr. Notes
          12.50%, 3/15/07                   Caa1                     250            238,750
         Cinemark U.S.A., Inc.
          Series D, Sr. Sub. Notes
          9.625%, 8/1/08                      B2                     200            207,500
         Genmar Holdings, Inc.
          Series A, Sr. Sub. Notes
          13.50%, 7/15/01                   Caa2                     500            500,000
         IHF Holdings, Inc.
          Series B, Sr. Sec. Discount
          Notes
          Zero Coupon, 11/15/04             Caa2                     300             54,375
         PTI Holdings, Inc.
          Sub. Notes
          7.00%, 12/17/02                    N/R                     507            610,833
      (1) Premier Cruises, Ltd.
          Sr. Notes
          11.00%, 3/15/08                     B3                     250             61,875
         Production Resource Group,
          L.L.C./PRG Finance Group
          Gtd. Sr. Sub. Notes
          11.50%, 1/15/08                   Caa2                     250            249,375
      (1) Regal Cinemas, Inc.
          Sr. Sub. Notes
          8.875%, 12/15/10                    B2                     250            245,625
                                                                               ------------
               GROUP TOTAL                                                        2,497,333
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.3%)
      (3) Westfed Holdings
          Sr. Debentures
          15.50%, 9/15/99                    N/R                     250            205,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.8%)
         AmeriServ Food Distribution,
          Inc.
          Gtd. Sr. Notes
          8.875%, 10/15/06                    B1                     200            168,250
         Archibald Candy Corp.
          Gtd. Sr. Secured Notes
          10.25%, 7/1/04                      B2                     250            256,875
      (1) Fleming Companies, Inc.
          Sr. Sub. Notes
          10.50%, 12/1/04                     B3                     200            188,250
                                                                               ------------
               GROUP TOTAL                                                          613,375
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.8%)
      (1) ICN Pharmaceutical
          Sr. Notes
          8.75%, 11/15/08                    Ba3                     250            251,875
      (1) Insight Health Services Corp.
          Gtd. Sr. Sub. Notes
          9.625%, 6/15/08                     B3                     200            196,000

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
         Integrated Health Services,
          Inc.
          Sr. Sub. Notes
          9.25%, 1/15/08                      B2           $         250       $    160,000
                                                                               ------------
               GROUP TOTAL                                                          607,875
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (3.2%)
         Atlantis Group, Inc.
          Sr. Notes
          11.00%, 2/15/03                     B2                     250            252,500
      (1) Golden Ocean Group, Ltd.
          Gtd. Sr. Notes
          10.00%, 8/31/01                     B3                     513            106,447
      (1) Hayes Lemmerz International,
          Inc.
          Gtd. Sr. Notes
          8.25%, 12/15/08                     B2                     500            502,500
         Haynes International, Inc.
          Sr. Notes
          11.625%, 9/1/04                     B3                     250            195,000
         MVE, Inc.
          Sr. Secured Debentures
          12.50%, 2/15/02                     B3                     440            470,800
         Park-Ohio Industries, Inc.
          Sr. Sub. Notes
          9.25%, 12/1/07                      B2                     200            204,750
      (1) Romacorp., Inc.
          Sr. Notes
          12.00%, 7/1/06                      B3                     250            243,750
         SRI Receivables Purchase Co.,
          Inc.
          Series B, Notes
          12.50%, 12/15/00                   N/R                     500            515,000
                                                                               ------------
               GROUP TOTAL                                                        2,490,747
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.7%)
         Algoma Steel, Inc.
          Yankee First Mortgage Notes
          12.375%, 7/15/05                    B1                     250            242,500
         Gulf States Steel, Inc.
          First Mortgage Notes
          13.50%, 4/15/03                     B1                     250             60,000
      (1) Metallurg, Inc.
          Series B, Gtd. Sr. Notes
          11.00%, 12/1/07                     B3                     250            231,875
         NS Group, Inc.
          Gtd. Sr. Secured Debentures
          13.50%, 7/15/03                     B3                     150            159,562
      (1) National Steel Corp.
          First Mortgage Bonds
          9.875%, 3/1/09                     Ba3                     250            256,875
         Republic Engineered Steel,
          Inc.
          First Mortgage Bonds
          9.875%, 12/15/01                  Caa1                     250            251,563
                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
      (1) Sheffield Steel Corp.
          Series B, First Mortgage
          Bonds
          11.50%, 12/1/05                   Caa2           $         250       $    232,188
         WCI Steel, Inc.
          Series B, Sr. Secured Notes
          10.00%, 12/1/04                     B2                     250            255,625
         Weirton Steel Corp.
          Sr. Notes
          11.375%, 7/1/04                     B2                     200            192,000
         Wheeling-Pittsburg Corp.
          Sr. Notes
          9.25%, 11/15/07                     B2                     250            246,250
                                                                               ------------
               GROUP TOTAL                                                        2,128,438
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.9%)
         AEP Industries, Inc.
          Sr. Sub. Notes
          9.875%, 11/15/07                    B2                     400            412,000
         BWAY Corp.
          Gtd. Sr. Sub. Notes
          10.25%, 4/15/07                     B2                     150            160,500
         Container Corp. of America
          Gtd. Sr. Notes
          9.75%, 4/1/03                       B1                     250            263,125
      (2) Crown Packaging Enterprises,
          Ltd.
          Yankee Sr. Secured Discount
          Notes
          0.00%, 8/1/06                      Ca1                     925             13,875
         Gaylord Container Corp.
          Series B, Sr. Notes
          9.75%, 6/15/07                      B3                     250            241,250
         Plastic Containers, Inc.
          Series B, Sr. Secured Notes
          10.00%, 12/15/06                    B1                     250            265,000
      (1) Radnor Holdings, Inc.
          Series B, Gtd. Sr. Notes
          10.00%, 12/1/03                     B2                     400            412,000
         Riverwood International Corp.
          Gtd. Sr. Sub. Notes
          10.875%, 4/1/08                   Caa1                     250            241,250
      (1) Stone Container Finance Co.
          Yankee Gtd. Sr. Notes
          11.50%, 8/15/06                     B2                     250            271,875
                                                                               ------------
               GROUP TOTAL                                                        2,280,875
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.8%)
      (1) Ainsworth Lumber Co., Ltd.
          Yankee Sr. Secured Notes
          12.50%, 7/15/07                     B3                     250            265,000
         Color Spot Nurseries
          Sr. Sub. Notes
          10.50%, 12/15/07                  Caa1                     200            109,500

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
         Crown Paper Co.
          Sr. Sub. Notes
          11.00%, 9/1/05                      B3           $         100       $     85,500
         Malette, Inc.
          Yankee Sr. Secured Debentures
          12.25%, 7/15/04                    Ba3                     150            160,125
                                                                               ------------
               GROUP TOTAL                                                          620,125
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.7%)
         Ampex Corp.
          Series B, Sr. Notes
          12.00%, 3/15/03                    N/R                     250            260,000
      (2) InterAct Systems, Inc.
          Sr. Discount Notes
          0.00%, 8/1/03                      N/R                     400            144,000
      (1) Level 3 Communications, Inc.
          Sr. Notes
          9.125%, 5/1/08                      B3                     275            275,688
          0.00%, 12/1/08                      B3                     550            345,813
      (2) Liberty Group Publishing, Inc.
          Sr. Discount Debentures
          0.00%, 2/1/09                     Caa1                     300            161,625
      (1) Mentus Media Corp.
          Units
          12.00%, 2/1/03                     N/R                     391            381,225
         Tri-State Outdoor Media Group,
          Inc.
          Sr. Notes
          11.00%, 5/15/08                    N/R                     300            312,750
         TV Guide, Inc.
          Sr. Sub. Notes
          8.125%, 3/1/09                     Ba3                     250            253,750
                                                                               ------------
               GROUP TOTAL                                                        2,134,851
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (4.4%)
         American Restaurant Group,
          Inc.
          Gtd. Sr. Secured Notes
          11.50%, 2/15/03                     B3                     250            225,313
         Casino America, Inc.
          Gtd. Sr. Notes
          12.50%, 8/1/03                      B1                     250            285,313
         Casino Magic of Louisiana,
          Corp.
          Series B, Gtd. First Mortgage
          Notes
          13.00%, 8/15/03                     B3                     300            336,000
      (4) Colorado Gaming &
          Entertainment Co.
          Gtd. Sr. Notes
          12.00%, 6/1/03                     N/R                     443            476,891
         Friendly Ice Cream Corp.
          Gtd. Sr. Notes
          10.50%, 12/1/07                     B1                     250            231,875
         HMH Properties
          Gtd. Sr. Secured Notes
          7.875%, 8/1/08                     Ba2                     250            240,000
                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
         Hard Rock Hotel, Inc.
          Sr. Sub. Notes
          9.25%, 4/1/05                       B3           $         250       $    243,125
      (1) Hollywood Park, Inc.
          Sr. Sub. Notes
          9.50%, 8/1/07                       B2                     200            205,000
         Horseshoe Gaming L.L.C.
          Series B, Gtd. Sr. Notes
          12.75%, 9/30/00                     B1                     375            397,500
          Series B, Sr. Sub. Notes
          9.375%, 6/15/07                     B3                     300            307,500
         Mohegan Tribal Gaming
          Authority
          Series B, Sr. Secured Notes
          8.125%, 1/1/06                     Ba1                     200            204,250
         Prime Hospitality Corp.
          Secured First Mortgage Notes
          9.25%, 1/15/06                     Ba2                     250            258,750
                                                                               ------------
               GROUP TOTAL                                                        3,411,517
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (2.9%)
   (1)(2) Advance Holdings Corp.
          Sr. Discount Debentures
          0.00%, 4/15/09                    Caa2                     350            214,813
      (1) Advance Stores Co., Inc.
          Gtd. Sr. Sub. Notes
          10.25%, 4/15/08                   Caa1                     150            152,625
      (1) County Seat Stores, Inc.
          Units
          12.75%, 11/1/04                    N/R                     250             87,500
         Dairy Mart Convenience Stores,
          Inc.
          Sr. Sub. Notes
          10.25%, 3/15/04                     B3                     251            235,312
         Jitney-Jungle Stores of
          America, Inc.:
          Gtd. Sr. Notes
          12.00%, 3/1/06                      B3                     250            277,500
          Gtd. Sr. Sub. Notes
          10.375%, 9/15/07                    B2                     250            253,750
         K Mart Corp.
          Debentures
          7.75%, 10/1/12                     Ba2                     200            206,250
      (2) Mrs. Fields Holding Co.
          Units
          0.00%, 12/1/05                    Caa2                     500            278,750
         Pantry, Inc.
          Sr. Sub. Notes
          10.25%, 10/15/07                    B3                     200            210,000
         Pathmark Stores, Inc.
          Sr. Sub. Notes
          9.625%, 5/1/03                    Caa1                     100            102,500
      (1) Simmons Co.
          Sr. Sub. Notes
          10.25%, 3/15/09                     B3                     250            258,125
                                                                               ------------
               GROUP TOTAL                                                        2,277,125
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (15.8%)
         Applied Extrusion Technologies
          Corp.
          Sr. Notes
          11.50%, 4/1/02                      B2           $         250       $    255,000
         Carrier1
          Units
          13.25%, 2/15/09                     B3                     300            312,000
      (2) Clearnet Communications, Inc.
          Sr. Discount Notes
          0.00%, 12/15/05                     B3                     250            229,063
         Concentric Network Corp.
          Sr. Notes
          12.75%, 12/15/07                   N/R                     250            285,000
   (1)(2) DTI Holdings, Inc.
          Units
          0.00%, 3/1/08                      N/R                     300             82,500
      (1) Dobson/Sygnet Communications
          Co.
          Sr. Notes
          12.25%, 12/15/08                   N/R                     250            268,125
   (1)(2) Dolphin Telecom plc
          Sr. Discount Notes
          0.00%, 6/1/08                     Caa1                     250            126,250
      (2) E Spire Communications, Inc.
          Sr. Discount Notes
          0.00%, 11/1/05                     N/R                     750            510,000
         Econophone, Inc.
          Sr. Discount Notes
          0.00%, 2/15/08                     N/R                     500            275,000
      (1) Exodus Communications, Inc.
          Sr. Notes
          11.25%, 7/1/08                     N/R                      50             55,000
   (1)(2) Focal Communications Corp.
          Sr. Discount Notes
          0.00%, 2/15/08                     N/R                     200            112,000
      (2) GST USA, Inc.
          Gtd. Sr. Discount Notes
          0.00%, 12/15/05                    N/R                     600            440,250
         Global Crossing Holdings, Ltd.
          Gtd. Sr. Notes
          9.625%, 5/15/08                    N/R                     250            278,437
         Globalstar L.P./Globalstar
          Capital Corp.
          Sr. Notes
          10.75%, 11/1/04                     B3                     300            189,000
         Globix Corp.
          Sr. Notes
          13.00%, 5/1/05                     N/R                     250            241,250
         ICG Holdings, Inc.:
      (2)  Gtd. Sr. Sub. Notes
          0.00%, 9/15/05                     N/R                     350            309,750
      (2)  Gtd. Sr. Discount Notes
          0.00%, 3/15/07                     N/R                     750            547,500
         ICG Services, Inc.
                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
   (1)(2)  Gtd. Sr. Discount Notes
          0.00%, 5/1/08                      N/R           $         250       $    149,375
         Intermedia Communications,
          Inc.:
      (2)  Series B, Sr. Discount Notes
          0.00%, 7/15/07                      B2                     300            228,000
          Sr. Notes
          8.875%, 11/1/07                     B2                     150            152,625
         Iridium Opertating L.L.C./
          Iridium Capital Corp.
          Series C/EN Gtd. Sr. Notes
          11.25%, 7/15/05                     B3                     250             95,000
         Jacor Communications, Inc.
          Gtd. Sr. Sub. Notes
          8.00%, 2/15/10                      B2                     250            266,875
         Jordan Telecommunications
          Products, Inc.
          Series B, Sr. Discount Notes
          0.00%, 8/1/07                       B3                     250            203,750
      (2) McCaw International, Ltd.
          Sr. Discount Notes
          0.00%, 4/15/07                    Caa1                     500            295,000
         McLeod USA, Inc.:
      (2)  Sr. Discount Notes
          0.00%, 3/1/07                       B2                     200            209,000
          Sr. Notes
          9.25%, 7/15/07                      B2                     100             80,250
   (1)(2) MetroNet Communications Corp.
          Sr. Discount Notes
          0.00%, 11/1/07                       B                     350            282,188
          0.00%, 6/15/08                      B3                     250            193,438
         NEXTLINK Communications, Inc.:
          Sr. Notes
          12.50%, 4/15/06                     B3                     100            110,125
          10.75%, 11/15/08                    B3                     250            268,125
   (1)(2) Nextel Communications, Inc.
          Sr. Discount Notes
          0.00%, 2/15/08                      B2                     900            630,000
         Orion Network Systems, Inc.
          Gtd. Sr. Notes
          11.25%, 1/15/07                     B2                     250            222,500
         PLD Telekom, Inc.
          Gtd. Sr. Notes
          14.00%, 6/1/04                     N/R                     560            308,000
      (2) Pagemart Nationwide, Inc.
          Sr. Discount Notes
          0.00%, 2/1/05                       B3                     750            629,063
      (1) Petersburg Long Distance, Inc.
          Conv. Sub. Notes
          9.00%, 6/1/06                      N/R                      80             36,000

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
         Price Communications
          Corp./Price Communications
          Cellular Holdings, Inc.
          Sr. Discount Notes
          11.25%, 8/15/08                   Caa1           $         212       $    201,578
      (2) Qwest Communications
          International, Inc.
          Sr. Discount Notes
          0.00%, 10/15/07                     B2                     250            198,438
      (2) RCN Corp.
          Series B, Sr. Discount Notes
          0.00%, 2/15/08                      B3                     300            190,875
         RSL Communications plc:
          Gtd. Senior Notes
          9.125%, 3/1/08                      B3                     250            248,750
   (1)(2) Rhythms Netconnections
          Units
          0.00%, 5/15/08                     N/R                     500            275,000
         Sprint Spectrum, L.P./ Sprint
          Spectrum Finance Corp.
          Sr. Notes
          11.00%, 8/15/06                     B2                     450            527,135
         Star Choice Communications,
          Inc.
          Yankee Sr. Notes
          13.00%, 12/15/05                   N/R                     200            204,750
      (1) Startec Global Communications
          Corp.
          Units
          12.00%, 5/15/08                    N/R                     350            310,975
         T/SF Communications Corp
          Series B, Guaranteed Sr. Sub.
          Notes
          10.375%, 11/1/07                    B3                     200            206,250
         TCI Satillite Entertainment,
          Inc.
          Sr. Sub. Notes
          10.875%, 2/15/07                    B3                     200            154,000
      (2)  Sr. Sub. Discount Notes
          0.00%, 2/15/07                      B3                     150             87,375
         Talton Holdings, Inc.
          Gtd. Sr. Notes
          11.00%, 6/30/07                     B2                     250            224,375
      (2) USN Communications, Inc.
          Units
          0.00%, 8/15/04                    Caa1                       3                  0
         Western Wireless Corp.
          Sr. Sub. Notes
          10.50%, 2/1/07                      B3                     250            273,125
      (2) WinStar Communications, Inc.
          Sr. Discount Notes
          0.00%, 10/15/05                   Caa1                     400            285,000
                                                                               ------------
               GROUP TOTAL                                                       12,263,065
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (0.3%)
         Maxim Group, Inc.
          Gtd. Sr. Sub. Notes
          9.25%, 10/15/07                     B2                     250            247,186
                                                                               ------------
-------------------------------------------------------------------------------------------
-----------------
                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
-------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.1%)
         AirTran Airlines, Inc.
          Sr. Notes
          10.50%, 4/15/01                    N/R           $         500       $    434,375
         Canadian Airlines Corp.
          Sr. Notes
          12.25%, 8/1/06                    Caa2                     300            167,250
      (1) Cenargo International plc
          First Priority Ship Mortgage
          Notes
          9.75%, 6/15/08                     Ba3                     100             93,750
      (1) Trans World Airlines, Inc.
          Sr. Notes
          11.375%, 3/1/06                   Caa1                     250            131,875
                                                                               ------------
               GROUP TOTAL                                                          827,250
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.5%)
         Waste Systems International,
          Inc.
          Sr. Notes
          11.50%, 1/15/06                   Caa1                     350            349,563
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $56,046,587)                                                             52,750,783
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
-------------------------------------------------------------------------------------------
-----------------
         Asset Securitization Corp.
          Series 1996-MD6, Class A6,
          7.11%, 11/13/26
          (cost $233,342)                   Baa2                     230            214,906
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.8%)
-------------------------------------------------------------------------------------------
-----------------
         Green Tree Financial Corp.
          Manufactured Housing
          Installment Sale Contracts:
          Series 1993-4, Class B1
          7.20%, 1/15/19                    Baa3                     964            950,320
          Series 1995-6, Class A3
          6.65%, 9/15/26                     Aaa                     104            104,159
         Merrill Lynch Home Equity
          Acceptance Trust
          Series 1994-A, Class A-2
          6.47%, 7/17/22                      A3                     212            207,053
         Nationscredit Grantor Trust
          Boat Retail Installment Sale
          Contracts
          Series 1996-1, Class A
          5.85%, 9/15/11                     Aaa                     106            105,294
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $1,394,184)                                                               1,366,826
-------------------------------------------------------------------------------------------
-----------------
                                                              Shares/
                                                               Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (2.3%)
-------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (5) OpTel, Inc.                                                 250                 3
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------

                                                              Shares/
                                                               Units              Value
-------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
      (5) Coinstar, Inc.                                            4,196      $     67,136
         Crown Packaging Holdings, Ltd.                           100,848             1,008
                                                                               ------------
               GROUP TOTAL                                                           68,144
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (5)(6) Westfed Holdings, Inc.
          Class B (acquired 9/20/88,
          $127)                                                     4,223                 0
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.7%)
   (5)(6) Dr. Pepper Bottling Holdings,
          Inc.
          Class A (acquired 10/21/88,
          cost $40,500)                                            45,000         1,302,187
      (5) Specialty Foods Corp.                                    22,500             1,125
                                                                               ------------
               GROUP TOTAL                                                        1,303,312
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.2%)
(5)(6)(7) CIC I Acquisitions Corp.
          (acquired 10/18/89, cost
          $1,076,715)                                               2,944           200,192
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
         Sheffield Steel Corp.                                      2,500            10,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.2%)
(1)(5)(8) Mail-Well, Inc.                                           7,102            94,989
      (5) Mail-Well, Inc.                                           3,550            47,481
                                                                               ------------
               GROUP TOTAL                                                          142,470
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
      (5) Elsinore Corp.                                            6,178             2,317
      (5) Isle Of Capri Casinos, Inc.                               4,982            22,419
      (5) Motels of America, Inc.                                     250             4,500
                                                                               ------------
               GROUP TOTAL                                                           29,236
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.0%)
   (5)(6) Jewel Recovery, L.P.
          (acquired 7/30/93,
          cost $0)                                                 33,040                 0
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.1%)
      (5) Intermedia Communications,
          Inc.                                                      1,253            33,361
      (5) Pagemart Nationwide, Inc.                                 3,500            23,625
                                                                               ------------
               GROUP TOTAL                                                           56,986
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,309,193)                                                               1,810,343
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.7%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (5) GPA Group plc
          7% Second Preference Cum.
          Conv.                                                   650,000           325,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
                                                              Shares/
                                                               Units              Value
-------------------------------------------------------------------------------------------
-----------------
BROADCASTING (1.0%)
      (5) Granite Broadcasting Corp.
          12.75%, Cum. Exchangeable                                    11      $     11,037
   (1)(5) Source Media, Inc.                                        4,723            92,099
      (5) Spanish Broadcasting System,
          Inc.
          14.25%, Cum. Exchangeable                                 6,545           700,315
                                                                               ------------
               GROUP TOTAL                                                          803,451
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.4%)
         Adelphia Communications Corp.
          13% Cum. Exchangeable, Series
          B                                                         2,500           286,250
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
         Renaissance Cosmetics, Inc.
          14% Cumulative                                                3                 0
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
      (7) Westfed Holdings, Inc.
          Class A (aquired
          9/20/88-6/18/93, cost
          $1,203,486)                                              14,246            14,246
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.0%)
         NTL, Inc.
          13% Exchangable, Series B                                     1             1,189
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
MISCELLANEOUS (0.0%)
      (5) TCR Holdings Corp.
          Series B                                                    351                21
          Series C (non-voting)                                       193                11
          Series D (non-voting)                                       509                27
          Series E (non-voting)                                     1,053                66
                                                                               ------------
               GROUP TOTAL                                                              125
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.9%)
      (5) SD Warren Co.
          14% Cum. Exchangeable, Series
          B                                                        13,000           695,500
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.5%)
         Primedia, Inc.
          10% Cum. Exchangeable, Series
          D                                                         3,500           362,250
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
         AmeriKing, Inc.
          13%, Cum. Exchangeable                                    6,451           161,275
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
      (3) Intermedia Communications,
          Inc.:
          7% Jr. Convertible, Series E                             15,000           300,000
         NEXTLINK Communications, Inc.
          14% Cum. Exchangeable                                     7,901           402,961

                                                              Shares/
                                                               Units              Value
-------------------------------------------------------------------------------------------
-----------------
         Nextel Communications, Inc.
          13% Exchangeable, Series D                                  308      $    308,425
                                                                               ------------
               GROUP TOTAL                                                        1,011,386
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $4,012,307)                                                               3,660,672
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
-------------------------------------------------------------------------------------------
-----------------
      (5) Terex Corp. expiring 5/15/02
          (Cost $0)                                                 2,000            28,000
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (1.4%)
--------------------------------------------------------------------------------------------
-----------------
      (5) Advanced Radio
          Telecommunications Corp.
          expiring 2/15/07                                          3,750            34,688
      (5) American Telecasting, Inc.
          expiring 6/23/99                                            350                 0
      (5) Ampex Corp.
          expiring 3/15/03                                          8,500            12,750
      (5) Australis Holdings Pty. Ltd.
          expiring 10/30/01                                           250                 3
      (5) Bell Technology, Inc.
          expiring 5/1/05                                             250                 3
      (5) CHC Helicopter Corp.
          expiring 12/15/00                                         2,000             6,000
   (5)(7) Chi Energy, Inc.:
          Series B, expiring 11/8/03                                3,790             9,100
          expiring 12/31/03                                         2,700             6,482
          Series C, expiring 11/8/05                                2,459             5,904
      (5) Concentric Network Corp.
          expiring 12/15/07                                           250            75,000
      (5) Crown Packaging Holdings, Ltd.
          expiring 11/1/03                                          1,000               500
      (5) DIVA Systems Corp.
          expiring 5/15/06                                            900             6,300
          expiring 3/1/08                                           2,430                24
      (5) DTI Holdings, Inc.
          expiring 3/1/08                                           1,500             1,500
      (5) Dairy Mart Convenience Stores,
          Inc.
          expiring 12/1/01                                          4,172             1,043
      (5) E. Spire Communications, Inc.
          expiring 11/1/05                                          1,000           110,000
      (5) Golden Ocean Group, Ltd.
          expiring 8/31/01                                            342                86
      (5) Great American Cookie Co.
          expiring 1/15/01                                             90                 0
      (5) Hemmeter Enterprises, Inc.
          expiring 12/15/99                                         3,000                 0
      (5) IntelCom Group, Inc.
          expiring 9/1/05                                           1,155            19,635
                                                              Shares/
                                                               Units              Value
-------------------------------------------------------------------------------------------
-----------------
      (5) Interact Systems, Inc.
          expiring 8/1/03                                             400      $          0
      (5) Intermedia Communications,
          Inc.
          expiring 6/1/00                                             300            27,075
      (5) Isle Capri Casinos, Inc.
          expiring 5/3/01                                             882                 9
      (5) Loral Orion Network Systems,
          Inc.
          expiring 1/31/07                                            250             2,750
      (5) McCaw International, Ltd.
          expiring 4/15/07                                            750             1,875
      (5) Mentus Media Corp.
          expiring 2/1/08                                           1,034                10
      (5) NEXTLINK Communications, Inc.
          expiring 2/1/09                                           6,000                 0
      (5) Nextel Communications, Inc.
          expiring 4/25/99                                            500             6,000
      (5) PLD Telekom, Inc.
          expiring 6/01/06                                            560                 0
      (5) Price Communications Corp.
          expiring 8/1/07                                           1,204            12,040
      (5) Rhythms Netconnections
          expiring 5/15/08                                          2,000            80,000
      (5) SD Warren Co.
          expiring 12/15/06                                         8,000            40,000
      (5) Signature Brands, Ltd.
          expiring 8/15/02                                            500                 0
      (5) Source Media, Inc.
          expiring 11/1/07                                          2,235            18,439
      (5) Spanish Broadcasting Systems
          expiring 6/29/99                                            500           102,500
          expiring 6/30/99                                            500           245,000
      (5) Star Choice Communications,
          Inc.
          expiring 12/5/05                                          4,632             8,134
      (5) United International Holdings
          expiring 11/15/99                                           600               600
      (5) Verio, Inc.
          expiring 6/15/04                                          3,200           246,400
      (5) Waste Systems International,
          Inc.
          expiring 3/2/04                                           5,250                52
      (5) Wright Medical Technology
          expiring 6/30/03                                            206                 3
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,219,139)                                                               1,079,905
                                                                               ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $64,214,752)                                                             60,911,435
                                                                               ------------
--------------------------------------------------------------------
-------------

                                           Moody's              Face
                                           Ratings             Amount
                                         (Unaudited)           (000)              Value
---------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (20.4%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (0.7%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
         CIA Internacional
          Telecomunicacoes
          Sr. Notes
          10.375%, 8/1/04                    N/R          ARP       145    $    108,025
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
BELGIUM (0.4%)
      (1) Hermes Europe Railtel B.V.
          Sr. Notes
          10.375%, 1/15/09                   N/R           USD      250         267,500
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.2%)
         CompleTelecom Europe N.V.
          Units
          14.00%, 2/15/09                   Caa2           USD      250         130,000
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $515,557)                                                               505,525
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (19.7%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (4.2%)
         Argentina
          9.75%, 9/19/27                     Ba3         USD         270        224,775
         Argentina Non-U.S. Global
          Series L-GL
          6.0625%, 3/31/23                   Ba3         USD         850        624,750
         Republic of Argentina:
          11.00%, 10/9/06                    Ba3         USD          50         47,813
          Debentures
          6.188%, 3/31/05                     B1         USD       1,001        856,942
      (9) Bocon PRO1 Notes
          2.953%, 4/1/07                     Ba3         USD         980        757,583
          Secured Par Bonds,
          Series L-GP
          5.75%, 3/31/23                     Ba1         USD       1,040        720,200
                                                                           ------------
               GROUP TOTAL                                                    3,232,063
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
                                           Moody's            Face
                                           Ratings           Amount
                                         (Unaudited)         (000)            Value
---------------------------------------------------------------------------------------
-----------------
BRAZIL (3.3%)
         Federal Republic of Brazil:
          Debentures
          Series EI-L
          6.125%, 4/15/06                     B2         USD         163   $    118,524
          6.125%, 4/15/06                     B1         USD       1,123        811,512
          10.125%, 5/15/27                    B1         USD         210        153,300
          Capitialization Bonds
          5.00%, 4/15/14                      B1         USD       1,702      1,078,917
          Discount Bond
          6.125%, 4/15/24                    N/R         USD         610        380,488
                                                                           ------------
               GROUP TOTAL                                                    2,542,741
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (0.9%)
         Republic of Bulgaria:
      (2)  Floating Rate Notes
          2.50%, 7/28/12                      B2         USD         650        367,250
   (1)(9)  Front Loaded Interest
          Reduction Bonds, Series A
          5.875%, 7/28/24                     B2         USD         500        335,000
                                                                           ------------
               GROUP TOTAL                                                      702,250
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
COLOMBIA (0.2%)
         Republic of Colombia
          12.243%, 8/13/05                  Baa3         USD         190        173,850
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
CROATIA (0.2%)
      (9) Republic of Croatia
          Floating Rate Notes
          5.813%, 7/31/10                   Baa3         USD         205        161,950
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
HUNGARY (0.3%)
         Republic of Hungary
          Bonds
          15.00%, 7/24/01                    N/R         HUF      50,000        220,463
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
JORDAN (0.4%)
      (2) Kingdom of Jordan
          5.50%, 12/23/23                    Ba3         USD         500        277,500
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------

                                           Moody's            Face
                                           Ratings           Amount
                                         (Unaudited)         (000)            Value
---------------------------------------------------------------------------------------
-----------------
MEXICO (4.2%)
         Cetes:
          0.00%, 1/13/00                     N/R         MXN       3,250   $    279,281
         United Mexican States:
          11.50%, 5/15/26                    Ba2         USD         740        824,175
          11.50%, 5/15/26                    Ba2         USD         240        267,000
          Secured Par Bonds
          Series W-A
          6.25%, 12/31/19                    Ba2         USD       1,945      1,572,834
          Secured Par Bonds
          Series W-B
          6.25%, 12/31/19                    Ba2         USD         360        291,116
                                                                           ------------
               GROUP TOTAL                                                    3,234,406
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
MOROCCO (0.7%)
      (9) Republic of Morocco
          6.0625%, 1/1/09                    N/R         USD         675        546,750
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
PANAMA (0.3%)
         Republic of Panama
          Bonds
          8.875%, 9/30/27                    Ba1         USD         245        226,135
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
PERU (0.8%)
         Republic of Peru:
          Interest Reduction Bonds
          Series 20 year
          3.25%, 3/7/17                      N/R         USD         540        319,950
          PDI--Series 20YR
          4.00%, 3/7/17                      N/R         USD         495        314,944
                                                                           ------------
               GROUP TOTAL                                                      634,894
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
PHILLIPINES (0.8%)
         Republic of the Phillipines
          Bonds
          9.875%, 1/15/19                    Ba1         USD         625        623,438
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
POLAND (0.3%)
         Republic of Poland
          PDI--Bonds
          5.00%, 10/27/14                   Baa3         USD         250        230,625
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA (0.4%)
         Russian Registered Bonds
          12.75%, 6/24/28                     B3         USD       1,150        342,603
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
SOUTH AFRICA (0.3%)
         Republic of South Africa
          12.0%, 2/28/05                    Baa1                  1,600         233,816
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
                                           Moody's            Face
                                           Ratings           Amount
                                         (Unaudited)         (000)            Value
---------------------------------------------------------------------------------------
-----------------
TURKEY (0.3%)
         Government of Turkey
          Treasury Bills
          0.00%, 7/21/99                     N/R         TRL108,747,000    $    271,078
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
VENEZUELA (2.1%)
         Republic of Venezuela:
          Debt Conversion Bonds, Series
          DL
          6.625%, 12/18/07                   Ba2         USD         321        225,402
          Front Loaded Interest
          Reduction Bonds, Series A
          6.125%, 3/31/07                    Ba2         USD         405        271,189
          Unsecured Bonds
          9.25%, 9/15/27                     Ba2         USD       1,850      1,134,050
                                                                           ------------
               GROUP TOTAL                                                    1,630,641
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $14,898,682)                                                         15,285,203
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $15,414,239)                                                         15,790,728
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.8%)
  (Cost $79,628,991)                                                         76,702,163
                                                                           ------------
---------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
OTHER LIABILITIES (1.2%)                                                        957,495
                                                                           ------------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
         Applicable to 8,454,140 issued and outstanding $.001 par value
          Shares (authorized 100,000,000 shares)                           $ 77,659,658
                                                                           ------------
                                                                           ------------
---------------------------------------------------------------------------------------
-----------------
N/R--Not Rated
ARP--Argentine Peso
HUF--Hungarian Forint
MXN--Mexican Peso
TRL--Turkish Lira
 (1)  144A Security. Certain conditions for public sale may exist
 (2)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (3)  Defaulted Security.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5)  Non-income producing security.
 (6)  Restricted as to private and public resale. Total cost of restricted securities at March 31, 1999 aggregated $1,117,342. Total market value of restricted securities owned at March 31, 1999 was $1,502,379 or 1.9% of Net Assets.
 (7)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Boad of Directors.
 (8)  Private Placement.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 1999.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN

---------

Pursuant to the BEA Strategic Global Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders may elect to have all dividends and distributions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by Boston Equiserve, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Bank Boston, N.A., Boston EquiServe, c/o Dividend Reinvestment Department, P.O. Box 9041, Boston, MA 02205-9041. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's common stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $1,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to Bank Boston, N.A., c/o Boston EquiServe, P.O. Box 9041, Boston, MA 02205-9041. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to Bank Boston, N.A., Boston EquiServe; c/o The BEA Strategic Global Income Fund, P.O. Box 8040, Boston, MA 02266-8040, or you may call (800) 730-6001.